Angel Oak Mortgage Trust 2024-7 ABS-15G

Exhibit 99.33

Data Comparison
Run Date - XXX
Recovco Loan ID	Loan #1	Loan #2	Loan #3	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
XXX	2024070004			Original Stated Rate	XXX	XXX	XXX	0.38%	Confirmed by note on page 18.	Initial
XXX	2024070621			Original Stated Rate	XXX	XXX	XXX	0.38%	Rate XXX% per Note.	Initial